Exhibit 99.2

October 15, 2021

Stewart Title Guaranty Company

1360 Post Oak Blvd., Suite 100

Houston, TX 77056

RE:	Home Partners of America 2021-2 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas
corporation

By:	/s/John Tacia
Name:	John Tacia
Title:	Vice President
Date: October 15,2021

Schedule I

Subject Property Orignal Designated Non-HOA	State	Descrption of Discrepancy	Reivsied Designation (HOA or Apparent Non-HOA)	Date of Updated Designation
v36-1949	CO	HOA Discrepancy	HOA	10/15/2021
v30-2809	FL	HOA Discrepancy	HOA	10/15/2021
p40-0275	NC	HOA Discrepancy	HOA	10/15/2021
p41-0021	SC	HOA Discrepancy	HOA	10/15/2021
p41-0024	SC	HOA Discrepancy	HOA	10/15/2021
v36-2360	CO	HOA Discrepancy	Non-HOA	10/15/2021
v36-4137	CO	HOA Discrepancy	Non-HOA	10/15/2021
v30-1989	FL	HOA Discrepancy	Non-HOA	10/15/2021
v30-2262	FL	HOA Discrepancy	Non-HOA	10/15/2021
p33-0075	IL	HOA Discrepancy	Non-HOA	10/15/2021
p33-0106	IL	HOA Discrepancy	Non-HOA	10/15/2021
p33-0131	IL	HOA Discrepancy	Non-HOA	10/15/2021
p33-0411	IL	HOA Discrepancy	Non-HOA	10/15/2021
v37-0109	IN	HOA Discrepancy	Non-HOA	10/15/2021
v37-0174	IN	HOA Discrepancy	Non-HOA	10/15/2021
v46-0705	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-0764	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-0779	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-0793	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-0833	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-0929	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-1145	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-1645	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-1658	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-1668	MD	HOA Discrepancy	Non-HOA	10/15/2021
v46-1694	MD	HOA Discrepancy	Non-HOA	10/15/2021
p38-1772	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-1820	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2325	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2332	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2363	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2376	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2435	MN	HOA Discrepancy	Non-HOA	10/15/2021
v38-2437	MN	HOA Discrepancy	Non-HOA	10/15/2021
p40-0183	NC	HOA Discrepancy	Non-HOA	10/15/2021
p53-0770	PA	HOA Discrepancy	Non-HOA	10/15/2021
v39-0299	VA	HOA Discrepancy	Non-HOA	10/15/2021
v34-1338	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-1785	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2330	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2408	WA	HOA Discrepancy	Non-HOA	10/15/2021

v34-2812	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2813	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2835	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2837	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2850	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2920	WA	HOA Discrepancy	Non-HOA	10/15/2021
v34-2925	WA	HOA Discrepancy	Non-HOA	10/15/2021